Schedule I - STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 26,290	$ 24,573	$ 23,409
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Equity in profit of subsidiaries and variable interest entities	91
Share-based compensation	2,015	1,783	503
(Decrease) increase in accrued expenses and other liabilities	3,792	3,450	7,944
(Increase) decrease in prepayments and other assets	(843)	(1,315)	327
Exchange (gain)	(2,462)	(737)	(232)
Net cash generated from (used in) operating activities	38,969	37,779	44,093
Repurchase of ordinary shares	(36,760)	(3,333)
Proceeds from share options exercised by employees	1,659	18	491
Loan to optionees in connection with exercise of options	(1,663)		(510)
Repayment of loan to optionees in connection with exercise of options	177	1,042	1,242
Issuance of new shares			29,088
Dividends paid to shareholders	(31,138)	(28,199)	(20,258)
Net cash generated from (used in) financing activities	(62,866)	(29,887)	26,115
Net (decrease) increase in cash and cash equivalents	(64,222)	(176)	46,156
Cash and cash equivalents at beginning of the year	117,899
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	26,290	24,573	23,409
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Equity in profit of subsidiaries and variable interest entities	(27,902)	(26,910)	(24,627)
Share-based compensation	2,015	1,783	503
(Decrease) increase in accrued expenses and other liabilities	(29)	111	(624)
(Increase) in amounts due from subsidiaries	(5,120)	(1,182)	(65)
(Increase) decrease in prepayments and other assets	(3)	24	(26)
Increase in amounts due to a subsidiary	65,631	13,319	784
Increase in short-term borrowing		16,467
Exchange (gain)	(2,354)	(567)
Net cash generated from (used in) operating activities	59,957	28,185	(646)
Repurchase of ordinary shares	(36,760)	(3,333)
Proceeds from share options exercised by employees	1,659	18	491
Loan to optionees in connection with exercise of options	(1,663)		(510)
Repayment of loan to optionees in connection with exercise of options	177	1,042	1,242
Issuance of new shares			29,088
Dividends paid to shareholders	(31,138)	(28,199)	(20,258)
Net cash generated from (used in) financing activities	(67,725)	(30,472)	10,053
Net (decrease) increase in cash and cash equivalents	(7,768)	(2,287)	9,407
Cash and cash equivalents at beginning of the year	9,453	11,740	2,333
Cash and cash equivalents at end of the year	1,685	$ 9,453	$ 11,740
Parent Company | Long Term Intra Entity Foreign Currency Transaction Losses
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Exchange (gain)	$ (925)